Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 integer	Jun. 30, 2020 integer	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 integer
Cash exceeded FDIC			$ 91,000
January 1, 2019 [Member]
Right of use assets			1,339,569
Lease-related liabilities			$ 1,417,435
Intellectual Property [Member]
Estimated useful lives			15 years
Maximum [Member]
Estimated useful lives			5 years
Minimum [Member]
Estimated useful lives			2 years
Two Suppliers [Member] | Purchase [Member]
Concentration risk percentage	94.00%	83.00%	88.00%	91.00%
Revenue [Member] | Customers [Member]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Number of Customers | integer	15	9	13	11
Accounts Payable And Accrued Expenses [Member] | Two Vendors [Member]
Concentration risk percentage	61.00%	59.00%	45.00%	74.00%
Accounts Receivable [Member] | Customers [Member]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Number of Customers | integer	9	7	9	8